Expense Example ((Delaware Group Global & International Funds), USD $)	0 Months Ended
Mar. 29, 2013
(Delaware Emerging Markets Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 738
Expense Example, with Redemption, 3 Years	1,090
Expense Example, with Redemption, 5 Years	1,465
Expense Example, with Redemption, 10 Years	2,515
(Delaware Emerging Markets Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	648
Expense Example, with Redemption, 3 Years	1,039
Expense Example, with Redemption, 5 Years	1,531
Expense Example, with Redemption, 10 Years	2,614
(Delaware Emerging Markets Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	348
Expense Example, with Redemption, 3 Years	764
Expense Example, with Redemption, 5 Years	1,306
Expense Example, with Redemption, 10 Years	2,786
(Delaware Emerging Markets Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	1,735
(Delaware Emerging Markets Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	198
Expense Example, with Redemption, 3 Years	633
Expense Example, with Redemption, 5 Years	1,094
Expense Example, with Redemption, 10 Years	2,371
(Delaware Focus Global Growth Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	724
Expense Example, with Redemption, 3 Years	1,078
Expense Example, with Redemption, 5 Years	1,456
Expense Example, with Redemption, 10 Years	2,513
(Delaware Focus Global Growth Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	333
Expense Example, with Redemption, 3 Years	751
Expense Example, with Redemption, 5 Years	1,296
Expense Example, with Redemption, 10 Years	2,784
(Delaware Focus Global Growth Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	446
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,733
(Delaware Focus Global Growth Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	183
Expense Example, with Redemption, 3 Years	621
Expense Example, with Redemption, 5 Years	1,085
Expense Example, with Redemption, 10 Years	2,369
(Delaware Global Value Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	724
Expense Example, with Redemption, 3 Years	1,088
Expense Example, with Redemption, 5 Years	1,476
Expense Example, with Redemption, 10 Years	2,559
(Delaware Global Value Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	633
Expense Example, with Redemption, 3 Years	1,037
Expense Example, with Redemption, 5 Years	1,542
Expense Example, with Redemption, 10 Years	2,658
(Delaware Global Value Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	333
Expense Example, with Redemption, 3 Years	762
Expense Example, with Redemption, 5 Years	1,317
Expense Example, with Redemption, 10 Years	2,830
(Delaware Global Value Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	457
Expense Example, with Redemption, 5 Years	804
Expense Example, with Redemption, 10 Years	1,784
(Delaware International Value Equity Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	714
Expense Example, with Redemption, 3 Years	1,017
Expense Example, with Redemption, 5 Years	1,342
Expense Example, with Redemption, 10 Years	2,259
(Delaware International Value Equity Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	623
Expense Example, with Redemption, 3 Years	963
Expense Example, with Redemption, 5 Years	1,405
Expense Example, with Redemption, 10 Years	2,357
(Delaware International Value Equity Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	323
Expense Example, with Redemption, 3 Years	688
Expense Example, with Redemption, 5 Years	1,180
Expense Example, with Redemption, 10 Years	2,534
(Delaware International Value Equity Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,455
(Delaware International Value Equity Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	173
Expense Example, with Redemption, 3 Years	557
Expense Example, with Redemption, 5 Years	966
Expense Example, with Redemption, 10 Years	2,108
(Delaware Macquarie Global Infrastructure Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	714
Expense Example, with Redemption, 3 Years	1,083
Expense Example, with Redemption, 5 Years	1,475
Expense Example, with Redemption, 10 Years	2,570
(Delaware Macquarie Global Infrastructure Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	323
Expense Example, with Redemption, 3 Years	756
Expense Example, with Redemption, 5 Years	1,316
Expense Example, with Redemption, 10 Years	2,841
(Delaware Macquarie Global Infrastructure Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	451
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	1,795
(Delaware Macquarie Global Infrastructure Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	173
Expense Example, with Redemption, 3 Years	626
Expense Example, with Redemption, 5 Years	1,105
Expense Example, with Redemption, 10 Years	$ 2,428